Boston Partners Small Cap Value Fund II
Schedule of Investments
May 31, 2025 (Unaudited)

COMMON STOCKS - 96.5%	Shares	Value
Communication Services - 4.0%
Cargurus, Inc. (a)	104,879	$3,286,908
EverQuote, Inc. - Class A (a)	139,956	3,225,986
Magnite, Inc. (a)(b)	581,815	9,518,493
Stagwell, Inc. (a)(b)	496,336	2,213,659
TEGNA, Inc.	220,367	3,684,536
		21,929,582

Consumer Discretionary - 17.3%
Abercrombie & Fitch Co. - Class A (a)	37,753	2,963,233
Academy Sports & Outdoors, Inc. (b)	77,333	3,163,693
Adtalem Global Education, Inc. (a)	47,168	6,227,591
Bath & Body Works, Inc.	58,042	1,632,141
Beazer Homes USA, Inc. (a)(b)	163,178	3,348,413
Boyd Gaming Corp.	61,026	4,575,119
Build-A-Bear Workshop, Inc. (b)	72,094	3,679,678
Carriage Services, Inc.	133,089	5,789,372
Cavco Industries, Inc. (a)	5,196	2,252,960
Frontdoor, Inc. (a)	91,542	5,035,725
Grand Canyon Education, Inc. (a)	37,637	7,446,292
Group 1 Automotive, Inc.	10,823	4,588,086
Installed Building Products, Inc. (b)	13,503	2,153,458
Laureate Education, Inc. (a)	176,047	3,961,057
LCI Industries	33,243	2,896,795
Lear Corp.	30,229	2,733,306
Legacy Housing Corp. (a)	80,523	1,794,858
Perdoceo Education Corp. (b)	171,292	5,830,780
Taylor Morrison Home Corp. (a)	61,533	3,463,077
Under Armour, Inc., Class A - Class A (a)(b)	309,852	2,079,107
United Homes Group, Inc. (a)	462,758	1,397,529
Universal Technical Institute, Inc. (a)	225,162	8,000,006
Urban Outfitters, Inc. (a)(b)	52,236	3,651,296
Wolverine World Wide, Inc.	162,011	2,763,908
Wyndham Hotels & Resorts, Inc.	34,461	2,852,682
		94,280,162

Consumer Staples - 4.5%
BellRing Brands, Inc. (a)	20,898	1,315,529
elf Beauty, Inc. (a)(b)	39,115	4,400,046
Ingredion, Inc.	38,226	5,318,001
Nomad Foods Ltd.	192,956	3,376,730
PriceSmart, Inc.	44,429	4,797,443
Simply Good Foods Co. (a)(b)	99,708	3,440,923
Universal Corp. (b)	29,955	1,958,758
		24,607,430

Energy - 3.3%
Archrock, Inc.	133,993	3,336,426
South Bow Corp. (b)	151,488	3,938,688
Viper Energy, Inc.	165,645	6,574,450
World Kinect Corp. (b)	157,513	4,314,281
		18,163,845

Financials - 31.9%(c)
AllianceBernstein Holding LP	36,797	1,470,040
AMERISAFE, Inc.	44,168	2,096,655
Assured Guaranty Ltd.	80,598	6,814,561
Axis Capital Holdings Ltd.	65,558	6,804,920
Axos Financial, Inc. (a)	39,038	2,714,703
BankUnited, Inc.	82,332	2,797,641
Bar Harbor Bankshares	95,993	2,791,476
BGC Group, Inc. - Class A	376,890	3,497,539
Byline Bancorp, Inc.	110,691	2,863,576
Cadence Bank	73,376	2,223,293
Cass Information Systems, Inc.	53,533	2,264,446
Columbia Banking System, Inc. (b)	109,954	2,570,725
Diamond Hill Investment Group, Inc.	16,326	2,306,211
Employers Holdings, Inc.	41,594	2,024,380
Enact Holdings, Inc.	35,563	1,258,930
Essent Group Ltd.	73,173	4,244,034
Evercore, Inc. - Class A (b)	22,541	5,218,016
EVERTEC, Inc.	60,356	2,186,698
Federal Agricultural Mortgage Corp. - Class C	47,216	8,802,007
First American Financial Corp.	73,372	4,094,891
First Mid Bancshares, Inc.	57,943	2,044,229
FirstCash Holdings, Inc.	64,261	8,219,625
Global Indemnity Group LLC - Class A	105,224	3,165,138
Hancock Whitney Corp. (b)	55,310	3,023,798
Heritage Commerce Corp.	158,657	1,469,164
Home BancShares, Inc.	80,917	2,289,142
James River Group Holdings Ltd.	550,765	3,205,452
Kemper Corp.	78,592	5,008,668
Nicolet Bankshares, Inc. (b)	22,512	2,760,872
Northeast Bank	52,257	4,380,704
Northrim BanCorp, Inc.	26,659	2,441,964
Old National Bancorp (b)	170,634	3,559,425
Oportun Financial Corp. (a)	391,926	2,606,308
Oppenheimer Holdings, Inc. - Class A	45,128	2,946,407
Peapack-Gladstone Financial Corp.	93,876	2,574,080
PennyMac Financial Services, Inc.	55,831	5,359,776
PennyMac Mortgage Investment Trust	199,624	2,451,383
Preferred Bank (b)	73,785	6,169,164
Primis Financial Corp.	227,575	2,155,135
Redwood Trust, Inc.	379,758	2,069,681
Shift4 Payments, Inc. - Class A (a)(b)	31,028	2,941,144
Silvercrest Asset Management Group, Inc. - Class A	160,681	2,333,088
SLM Corp.	260,133	8,420,505
Starwood Property Trust, Inc. (b)	118,506	2,340,494
Stewart Information Services Corp.	54,291	3,275,919
StoneX Group, Inc. (a)	62,655	5,304,059
Voya Financial, Inc.	54,066	3,596,470
White Mountains Insurance Group Ltd.	2,056	3,669,549
Wintrust Financial Corp.	19,889	2,374,946
WSFS Financial Corp.	55,033	2,910,695
		174,111,726

Health Care - 4.5%
Addus HomeCare Corp. (a)(b)	31,423	3,485,125
Catalyst Pharmaceuticals, Inc. (a)	122,179	3,049,588
Haemonetics Corp. (a)(b)	52,850	3,578,473
Halozyme Therapeutics, Inc. (a)(b)	38,577	2,163,012
Harmony Biosciences Holdings, Inc. (a)	63,500	2,190,750
Lantheus Holdings, Inc. (a)(b)	49,247	3,721,103
Option Care Health, Inc. (a)	90,295	2,950,841
Pediatrix Medical Group, Inc. (a)	248,193	3,511,931
		24,650,823

Industrials - 17.8%
ABM Industries, Inc.	82,743	4,356,419
Asure Software, Inc. (a)	159,433	1,546,500
Atmus Filtration Technologies, Inc.	72,560	2,613,611
AZZ, Inc. (b)	25,207	2,286,023
Brady Corp. - Class A	26,601	1,855,952
Brink's Co.	39,565	3,246,704
Civeo Corp.	106,165	2,315,459
Concentrix Corp. (b)	63,111	3,532,007
CRA International, Inc.	24,190	4,597,309
DXP Enterprises, Inc. (a)	54,057	4,469,433
EnerSys	32,881	2,749,838
First Advantage Corp. (a)(b)	259,956	4,450,447
Granite Construction, Inc. (b)	56,936	5,092,925
Griffon Corp.	55,803	3,836,456
Heidrick & Struggles International, Inc.	63,371	2,766,778
Huron Consulting Group, Inc. (a)	21,958	3,136,261
IBEX Holdings Ltd. (a)	180,182	5,187,440
Janus International Group, Inc. (a)(b)	373,752	3,053,554
Karat Packaging, Inc.	84,570	2,660,572
KBR, Inc.	94,019	4,906,852
Kelly Services, Inc. - Class A	215,537	2,526,094
LSI Industries, Inc.	150,217	2,444,031
Masterbrand, Inc. (a)	181,538	1,851,688
Matson, Inc.	30,197	3,407,731
Maximus, Inc.	39,579	2,869,873
Primoris Services Corp.	75,881	5,471,779
Sensata Technologies Holding PLC	109,433	2,851,824
Sterling Infrastructure, Inc. (a)	24,240	4,557,362
V2X, Inc. (a)	51,948	2,352,205
		96,993,127

Information Technology - 9.7%
Adeia, Inc.	311,706	4,002,305
Arrow Electronics, Inc. (a)	34,264	4,056,172
Avnet, Inc.	81,469	4,074,265
Axcelis Technologies, Inc. (a)(b)	50,481	2,844,099
Bel Fuse, Inc. - Class B (b)	41,096	3,032,885
Belden, Inc.	28,994	3,079,163
Benchmark Electronics, Inc.	81,204	2,965,570
Hackett Group, Inc.	76,854	1,884,460
indie Semiconductor, Inc. - Class A (a)(b)	429,021	1,136,906
InterDigital, Inc. (b)	29,556	6,421,336
LiveRamp Holdings, Inc. (a)	115,512	3,763,381
NCR Voyix Corp. (a)(b)	262,871	2,915,239
OSI Systems, Inc. (a)(b)	12,990	2,846,239
Photronics, Inc. (a)	108,553	1,813,921
Qorvo, Inc. (a)	29,154	2,216,287
Ultra Clean Holdings, Inc. (a)	108,056	2,093,045
Verint Systems, Inc. (a)	104,700	1,836,438
Yext, Inc. (a)	331,937	2,227,297
		53,209,008

Materials - 1.3%
Ecovyst, Inc. (a)	360,808	2,688,020
Knife River Corp. (a)	29,946	2,817,919
Myers Industries, Inc. (b)	142,637	1,810,063
		7,316,002

Real Estate - 1.4%
BRT Apartments Corp.	83,670	1,318,639
Cousins Properties, Inc.	82,517	2,316,252
CTO Realty Growth, Inc.	111,339	2,050,865
First Industrial Realty Trust, Inc.	41,409	2,046,847
		7,732,603

Utilities - 0.8%
OGE Energy Corp.	57,590	2,561,027
Pure Cycle Corp. (a)	150,580	1,599,160
		4,160,187
TOTAL COMMON STOCKS (Cost $429,998,849)		527,154,495

CLOSED-END FUNDS - 1.1%	Shares	Value
Blue Owl Capital Corp.	192,967	2,826,966
Golub Capital BDC, Inc. (b)	189,610	2,883,968
TOTAL CLOSED-END FUNDS (Cost $5,927,168)		5,710,934

SHORT-TERM INVESTMENTS - 20.4%		Value
Investments Purchased with Proceeds from Securities Lending - 20.4%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.45% (d)	111,432,024	111,432,024
TOTAL SHORT-TERM INVESTMENTS (Cost $111,432,024)		111,432,024

TOTAL INVESTMENTS - 118.0% (Cost $547,358,041)		644,297,453
Liabilities in Excess of Other Assets - (18.0)%		(97,908,482)
TOTAL NET ASSETS - 100.0%		$546,388,971

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of May 31, 2025. The fair value of these securities was $108,209,214.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

Boston Partners Small Cap Value Fund II (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$527,154,495	$–	$–	$527,154,495
Closed-End Funds	5,710,934	–	–	5,710,934
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	111,432,024
Total Investments	$532,865,429	$–	$–	$644,297,453

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $111,432,024 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.